DERIVATIVES AND HEDGING ACTIVITES (Schedule of Increase in Unrealized Gains (Losses) Recognized in Accumulated Other Comprehensive Income (Loss) on Derivatives) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Option contracts [Member] | Other comprehensive income (loss) [Member]
Unrealized gains (losses) recognized in accumulated other comprehensive income (loss) on derivatives [Line Items]
Total unrealized gain (loss)	$ 206	$ (62)